REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA 10Q (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended	1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Irgovel [Member]	Dec. 31, 2013 Irgovel [Member]	Mar. 31, 2014 Nutra SA [Member]	Dec. 31, 2013 Nutra SA [Member]	Dec. 31, 2012 Nutra SA [Member]	May 15, 2014 Nutra SA [Member] Subsequent Event [Member]	Mar. 25, 2014 Nutra SA [Member] Subsequent Event [Member]	Mar. 31, 2014 NutraCea [Member] Representative	Mar. 31, 2013 NutraCea [Member]	Dec. 31, 2013 NutraCea [Member] Representative	Dec. 31, 2012 NutraCea [Member]	Mar. 31, 2014 Investors [Member] Representative	Dec. 31, 2013 Investors [Member] Representative	Mar. 31, 2014 Investors [Member] Nutra SA [Member]	Mar. 31, 2013 Investors [Member] Nutra SA [Member]	Dec. 31, 2013 Investors [Member] Nutra SA [Member]	May 15, 2014 Investors [Member] Nutra SA [Member] Subsequent Event [Member]	Mar. 25, 2014 Investors [Member] Nutra SA [Member] Subsequent Event [Member]
Summary of carrying amounts included in consolidated balance sheets [Abstract]
Cash and cash equivalents	$ 4,798,000	$ 5,091,000	$ 214,000	$ 1,040,000	$ 3,329,000			$ 1,132,000	$ 1,686,000	$ 562,000
Other current assets (restricted $1,116 and $1,967)	1,235,000	833,000		975,000				4,521,000	4,546,000	5,675,000
Property, net	27,804,000	24,958,000		28,457,000				19,690,000	17,672,000	19,690,000
Goodwill and intangibles, net								4,865,000	4,812,000	6,215,000
Other noncurrent assets	397,000	532,000		385,000				38,000	27,000	54,000
Total assets	52,661,000	44,578,000		47,006,000				30,246,000	28,743,000	32,196,000
Current liabilities	21,027,000	18,961,000		15,533,000				6,982,000	6,514,000	5,141,000
Current portion of long-term debt (nonrecourse)	8,421,000	8,250,000		8,003,000				6,828,000	6,262,000	7,013,000
Long-term debt, less current portion (nonrecourse)	13,441,000	10,919,000		11,581,000				6,791,000	6,658,000	7,454,000
Total liabilities	40,789,000	31,565,000		33,308,000				20,601,000	19,434,000	21,479,000
Restricted portion of other current assets								1,116,000	1,967,000	2,505,000
Variable interest entity restricted portion of property, net								4,947,000	4,969,000	5,757,000
Summary of changes for redeemable noncontrolling interest [Roll Forward]
Redeemable noncontrolling interest in Nutra SA, beginning of period	7,177,000	9,262,000											7,177,000	9,262,000	9,262,000	9,918,000
Investors' interest in net loss of Nutra SA													(920,000)	(485,000)	(2,619,000)	(1,627,000)
Investors' interest in accumulated other comprehensive income of Nutra SA													168,000	72,000	(666,000)	(529,000)
Redeemable noncontrolling interest in Nutra SA, end of period	6,425,000	7,177,000											6,425,000	8,849,000	7,177,000	9,262,000
Average ownership percentage of noncontrolling owner (in hundredths)																			45.20%	49.10%
Ownership percentage of noncontrolling owner (in hundredths)											41.90%	56.70%							43.30%		45.90%	58.10%	43.30%
Yield earned beginning in January, 2014 (in hundredths)																			4.00%		4.00%
Accrued yield in other expense																			100,000
Distributable cash terms	(i) first, to the Investors in an amount equal to 2.3 times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to twice the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.	(i) first, to the Investors in an amount equal to a multiplier (Preference Multiple) times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.
Contributions to be made																			1,900,000		4,900,000	1,100,000
Terms of default	A Nutra SA business plan deviation, defined as the occurrence in 2014 of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt, A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds, Failure of Irgovel to meet minimum quarterly processing targets beginning in the second quarter of 2014, or Failure of Irgovel to achieve EBITDA of at least $4.0 million in any year after 2014.	A Nutra SA business plan deviation, defined as the occurrence in 2014 of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt, A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds, Failure of Irgovel to meet minimum quarterly processing targets beginning in the second quarter of 2014, or Failure of Irgovel to achieve EBITDA of at least $4.0 million in any year after 2014.
Number of representatives in management committee													3		3		2	2
Number of representatives in management committee upon default													2		2		3	3
Threshold percentage of planned EBITDA for default calculation (in hundredths)								20.00%	85.00%
Threshold percentage of damages not covered by insurance proceeds for a material problem, minimum (in hundredths)								85.00%	80.00%
Threshold percentage of unfavorable variance for default calculation (in hundredths)								80.00%	20.00%
Minimum EBITDA triggering default status						4,000,000	4,000,000
Terms of qualifying event	Any event prior to September 16, 2014, which results, or will result in, (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.	Any event prior to September 16, 2014, which results, or will result, in (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.
Drag Along Right termination amount																			$ 50,000,000		$ 50,000,000